STOCKHOLDERS EQUITY (Details Narrative) (USD $)	12 Months Ended										12 Months Ended		12 Months Ended							0 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Common Stock Payable 1	Jun. 30, 2014 Common Stock Payable 2	Jun. 30, 2014 Common Stock Payable 3	Jun. 30, 2014 Common Stock Payable 4	Jun. 30, 2014 Common Stock Payable 5	Jun. 30, 2014 Common Stock Payable 6	Jun. 30, 2014 Common Stock Payable 7	Jun. 30, 2014 Common Stock Payable 8	Jun. 30, 2014 Share Sub Agmts	Jun. 30, 2014 Common Stock Payable Unissued Issuance 1	Jun. 30, 2014 Anti-Dilution Protection	Jun. 30, 2014 Series B Anti-Dilution Protection	Jun. 30, 2013 Series B Anti-Dilution Protection	Jun. 30, 2014 Common Stock Payable 9	Jun. 30, 2014 Common Stock Payable 10	Jun. 30, 2014 Common Stock Payable 11	Jun. 30, 2014 Common Stock Payable 12	Jun. 04, 2014 Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Domain]	May 21, 2014 Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Domain]
Common Stock, Shares Authorized	500,000,000	500,000,000
Preferred Stock, Shares Authorized	40,000,000	40,000,000
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Issued	0	0
Series A Preferred Stock, Shares Designated	10,000,000
Series A Preferred Stock, Issued	2,500	2,500
Series A Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Series B Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Series B Preferred Stock, Shares Designated	5,000,000	5,000,000
Series B Preferred Stock, Issued	84,000	0
Common Stock, cash proceeds			$ 4,500	$ 7,000	$ 2,062,720	$ 90,000	$ 5,000	$ 210,000	$ 10,000	$ 833,500		$ 515,030				$ 40,000	$ 163,000	$ 5,000	$ 1,415,000
Common Stock, Issued	15,246,734	223,455	1,800	6,075	2,063,450	100,000	5,805	298,750	15,000	1,668,000		515,030				90,000	400,000	15,000	9,400,000
Common Stock, Par Value or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 2.50	$ 1.15	$ 1.00	$ 0.90	$ 0.87	$ 0.70	$ 0.67	$ 0.50		$ 1.00				$ 0.44	$ 0.41	$ 0.33	$ 0.15	$ 9.50	$ 10.00
Common Stock, shares issued											376,887		405,212
Allowance on subscription receivable											343,230
Treasury stock, balance	1,338	1,338
Common Stock, Issuable														13,501,117	0
Common Stock, Shares Issued for Services																				100,000	2,000
Common Stock, Shares Issued for Services, Value		$ 1,042,620																		$ 950,000	$ 20,000